Condensed Financial Statements of the Company (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Financial Statements of the Company [Abstract]
Schedule of Condensed Balance Sheets	Condensed Balance Sheets
	As of December 31,
	2023	2024
	RMB	RMB	US$ Note 2(e)
ASSETS
Current assets
Cash and cash equivalents	70,915,441	57,595,302	7,890,524
Short-term investment	83,824,022	88,685,783	12,149,902
Amounts due from related parties	143,650,752	270,920,123	37,115,905
Prepayments and other current assets	1,770,675	—	—
Total current assets	300,160,890	417,201,208	57,156,331

Non-current assets
Long-term investment (note 8)	14,136,050	8,490,163	1,163,148
Total non-current assets	14,136,050	8,490,163	1,163,148
Total assets	314,296,940	425,691,371	58,319,479

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY
Current liabilities
Shareholders’ loan, at amortized cost	21,192,353	79,310,982	10,865,560
Share of losses in excess of investments in subsidiaries and VIEs	121,008,632	258,511,591	35,415,943
Amounts due to related parties	5,527,862	—	—
Accrued expenses and other current liabilities	38,751,114	16,461,536	2,255,222
Convertible loans, at fair value	6,372,830	—	—
Convertible loans, at amortized cost	3,541,350	3,500,000	479,498
Total current liabilities	196,394,141	357,784,109	49,016,223

Non-current liabilities
Convertible loans, at fair value	7,964,014	10,076,081	1,380,417
Warrant liabilities	87,279	—	—
Shareholders’ loan, at amortized cost	56,928,815	—	—
Convertible loans, at amortized cost	3,500,000	—	—
Other non-current liabilities	10,405,554	10,405,554	1,425,555
Total non-current liabilities	78,885,662	20,481,635	2,805,972
Total liabilities	275,279,803	378,265,744	51,822,195

Shareholders’ equity/(deficit)
Class A ordinary shares	2,230,296	8,984,639	1,230,890
Class B ordinary shares	96,589	96,589	13,233
Additional paid-in capital	1,816,654,303	1,984,763,325	271,911,461
Accumulated deficit	(1,644,382,306)	(1,814,578,760)	(248,596,271)
Accumulated other comprehensive loss	(135,581,744)	(131,840,166)	(18,062,029)
Total shareholders’ equity/(deficit)	39,017,138)	47,425,627	6,497,284
Total liabilities, mezzanine equity and shareholders’ equity	314,296,941	425,691,371	58,319,479

Schedule of Condensed Statements of Operations and Comprehensive Loss	Condensed Statements of Operations and Comprehensive Loss
	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$ Note 2(e)
General and administrative expenses	(12,667,168)	(8,264,485)	(15,375,457)	(2,106,429)
Share based compensation	(38,993,201)	(83,863,299)	(19,143,702)	(2,622,676)
Loss from operations	(51,660,369)	(92,127,784)	(34,519,159)	(4,729,105)

Interest expenses	(27,826,197)	(1,268,152)	2,667,639	365,465
Impairment loss for other equity investments accounted for using measurement alternative	(22,705,285)	(8,288,296)	(5,645,887)	(773,483)
Other expenses, net	—	(10,440,057)	—	—
Changes in fair value of financial instruments	(1,875,889)	17,101,260	4,803,913	658,133
Share of loss of subsidiaries and consolidated VIEs	(18,180,868)	(71,318,704)	(137,502,960)	(18,837,828)
Loss before income tax expenses	(122,248,608)	(166,341,733)	(170,196,454)	(23,316,818)
Net loss	(122,248,608)	(166,341,733)	(170,196,454)	(23,316,818)
Accretion of redeemable convertible preferred shares to redemption value	(109,089,609)	(110,112,796)	—	—
Net loss attributable to ordinary shareholders	(231,338,217)	(276,454,529)	(170,196,454)	(23,316,818)

Schedule of Condensed Statements of Cash Flows	Condensed Statements of Cash flows
	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$ Note 2(e)
Net cash used in operating activities	(2,356,633)	(123,950,486)	(37,650,417)	(5,158,086)
Net cash used in investing activities	(348,230)	(83,807,400)	—	—
Net cash provided by financing activities	23,868,752	185,960,991	24,330,278	3,333,234
Net increase/(decrease) in cash, cash equivalents and restricted cash	21,163,889	(21,796,895)	(13,320,139)	(1,824,852)
Cash, cash equivalents and restricted cash at the beginning of the year	71,548,447	92,712,336	70,915,441	9,715,376
Cash, cash equivalents and restricted cash at the end of the year	92,712,336	70,915,441	57,595,302	7,890,524